Liability in Respect of Government Grants	12 Months Ended
Dec. 31, 2021
Liability in Respect of Government Grants [Abstract]
Liability in respect of government grants

Note 11 – Liability in respect of government grants

	2020	2021
	Thousands USD	Thousands USD
Balance as of January 1	1,275	1,076
Increase through business combination	-	912
Amounts received during the year	55	217
Payment of royalties	(158)	(196)
Amounts recognized as an offset from research and development expenses	(23)	(118)
Revaluation of the liability	(73)	97
Balance as of December 31	1,076	1,988

Current maturities in respect of government grants	226	428
Long term liability in respect of government grants	850	1,560

During the years 2014 to 2021, the Company’s subsidiaries received several approvals from the Innovation Authority, to finance development projects in an aggregate amount of up to $8,745,000, while the Innovation Authority share of financing the aforesaid amount was in a range of 30% to 85% of expenditures. As of December 31, 2021, the Company received grants in the aggregate amount of $3,843,000. In consideration, the Company undertook to pay the Innovation Authority royalties in the rate of 3%-3.5% of the future sales up to the amount of the grants received. On the date on which the grants were received, the Group recognized a liability using a discount rate ranging between 19% to 30%.